Asset transfers (Tables)	12 Months Ended
Dec. 31, 2017
Asset transfers
Schedule of Assets subject to securities repurchase agreements or security lending transactions

	2017(1)	2016
Assets subject to securities repurchase agreements or security lending transactions	£m	£m
Debt securities	23,781	18,107

Note:

(1)	Associated liabilities were £23,692 million (2016 - £17,975 million).

Schedule of assets pledged as collateral

	Assets pledged against liabilities				Liabilities secured by assets
	Loans and	Loans and
	advances	advances			Deposits
	to banks	to customers	Securities	Total	by banks	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m
2017	7,622	45,986	18,470	72,078	20,226	22,956	43,182
2016	7,360	29,654	20,152	57,166	5,514	26,443	31,957